Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	$ 11,291	$ 10,052
Short-term debt	2,142	1,560
Carrying Amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	9,683
Carrying amount of liability	21,646
Short-term debt	2,142
Long-term debt, including current portion	8,582	8,066
Lease liabilities, including current portion	1,204
Derivatives	35
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	9,683
Carrying amount of liability	26,654
Long-term debt, including current portion	8,344	$ 7,813
Lease liabilities, including current portion	1,374
Short-term debt, contractual cash flows	2,142
Derivatives	35
Long-term debt including current portion	13,420
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	9,683
Carrying amount of liability	13,129
Lease liabilities, including current portion	337
Short-term debt, contractual cash flows	2,142
Derivatives	35
Long-term debt including current portion	932
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	2,719
Lease liabilities, including current portion	427
Short-term debt, contractual cash flows	0
Derivatives	0
Long-term debt including current portion	2,292
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	1,448
Lease liabilities, including current portion	199
Short-term debt, contractual cash flows	0
Derivatives	0
Long-term debt including current portion	1,249
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	9,358
Lease liabilities, including current portion	411
Short-term debt, contractual cash flows	0
Derivatives	0
Long-term debt including current portion	$ 8,947